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John P. Falco

direct dial:  215.981.4659

falcoj@pepperlaw.com

September 20, 2013

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                             FundVantage Trust

File Nos. 333-141120 and 811-22027

Ladies and Gentlemen:

On behalf of FundVantage Trust (the “Trust”), attached for filing are exhibits containing the risk/return summary information in interactive data format for the Gotham Absolute Return Fund, Gotham Enhanced Return Fund and Gotham Neutral Fund (collectively, the “Funds”).  The risk/return summary information was included in the prospectus dated September 1, 2013 for the Funds, which was submitted with the Securities and Exchange Commission on September 3, 2013 pursuant to Rule 497 under the Securities Act of 1933, as amended. This filing is being submitted for the sole purpose of submitting the exhibits containing interactive data format risk/return summary information for the Funds.

If you have any questions, please contact the undersigned at 215.981.4659.

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:                                 Mr. Joel L. Weiss

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